Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	104,613,776.97	12,838
Yield Supplement Overcollateralization Amount 05/31/17	1,291,643.53	0
Receivables Balance 05/31/17	105,905,420.50	12,838
Principal Payments	7,072,750.15	349
Defaulted Receivables	152,787.38	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	1,138,185.42	0
Pool Balance at 06/30/17	97,541,697.55	12,476

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	12.47%

Prepayment ABS Speed	1.23%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.59%
Weighted Average APR, Yield Adjusted	5.10%
Weighted Average Remaining Term	22.89

Delinquent Receivables:
Past Due 31-60 days	2,761,518.79	235
Past Due 61-90 days	777,225.62	61
Past Due 91-120 days	113,363.38	9
Past Due 121+ days	0.00	0
Total	3,652,107.79	305

Total 31+ Delinquent as % Ending Pool Balance	3.74%

Recoveries	152,103.63

Aggregate Net Losses/(Gains) - June 2017	683.75

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	-0.35%
Second Prior Net Losses Ratio	0.05%
Third Prior Net Losses Ratio	1.38%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.62%

Flow of Funds	$ Amount

Collections	7,541,462.84
Advances	1,836.45
Investment Earnings on Cash Accounts	5,681.61
Servicing Fee	(88,254.52)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,460,726.38

Distributions of Available Funds
(1) Class A Interest	89,529.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,072,079.42
(7) Distribution to Certificateholders	276,744.40
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,460,726.38

Servicing Fee	88,254.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 06/15/17	96,999,598.52
Principal Paid	7,072,079.42
Note Balance @ 07/17/17	89,927,519.10

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-3
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-4
Note Balance @ 06/15/17	81,390,598.52
Principal Paid	7,072,079.42
Note Balance @ 07/17/17	74,318,519.10
Note Factor @ 07/17/17	67.7618796%

Class B
Note Balance @ 06/15/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	15,609,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	111,902.56
Total Principal Paid	7,072,079.42
Total Paid	7,183,981.98

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	89,529.66
Principal Paid	7,072,079.42
Total Paid to A-4 Holders	7,161,609.08

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1503491
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5018433
Total Distribution Amount	9.6521924

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8163104
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	64.4815586
Total A-4 Distribution Amount	65.2978690

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/17	27,418.34
Balance as of 06/30/17	29,254.79
Change	1,836.45

Reserve Account
Balance as of 06/15/17	1,903,544.61
Investment Earnings	1,197.65
Investment Earnings Paid	(1,197.65)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61